                         CLASS A AND CLASS B SHARES OF

                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                  (A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998



Effective October 19, 1998, INVESCO (NY), Inc. will resign as (i) sub-advisor and sub-administrator to the Global Consumer Products and Services Portfolio (the "Portfolio") and (ii) sub-administrator to AIM Global Consumer Products and Services Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund and Portfolio.




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                                ADVISOR CLASS OF

                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                  (A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998



Effective October 19, 1998, INVESCO (NY), Inc. will resign as (i) sub-advisor and sub-administrator to the Global Consumer Products and Services Portfolio (the "Portfolio") and (ii) sub-administrator to AIM Global Consumer Products and Services Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund and Portfolio.